EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to Prospectuses dated July 1, 2013

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

Supplement to Prospectus dated December 1, 2013

EATON VANCE ASIAN SMALL COMPANIES FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MULTI-CAP GROWTH FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Prospectuses dated January 1, 2014

1.

The following change was effective March 1, 2014:

a.

The following replaces the table under “Class A Front-End Sales Charge.” under “Sales Charges”:

Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $3,000,000	0.00**	0.00**	TIERED**
$3,000,000 or more	0.00**	0.00**	TIERED**

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**

No sales charge is payable at the time of purchase on investments of $1 million or more.  The principal underwriter will pay a commission to financial intermediaries  on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.75% on amounts of $3 million or more.  A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

2.

The following change is effective July 14, 2014:

a.

The following replaces “Class C shares” under “Choosing a Share Class” under “Purchasing Shares”:

Class C shares are offered at net asset value with no front-end sales charge.  If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge (“CDSC”).  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans).  See “CDSC Waivers” under “Sales Charges” below.  Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets.  Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance fund shares held within the purchasing shareholder’s account(s)) is $1 million or more.  Investors considering cumulative purchases of $1 million or more, should consider whether another Class of shares would be more appropriate and consult their financial intermediary.

3.

The following is added to “Distributions.” under “Shareholder Account Features”:

If any distribution check remains uncashed for six months, the amount represented by the check will be invested in Fund shares at the then-current net asset value of the Fund and all future distributions will be reinvested.

June 13, 2014	15257 6.13.14

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to Statements of Additional Information (“SAI”) dated July 1, 2013

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND
Supplement to SAI dated August 1, 2013 as revised August 19, 2013

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to SAI dated August 1, 2013 as revised October 17, 2013

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to SAI dated November 1, 2013

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

EATON VANCE INSITUTIONAL EMERGING MARKETS DEBT FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to SAIs dated December 1, 2013

EATON VANCE ALABAMA MUNICIPAL INCOME FUND

EATON VANCE ARKANSAS MUNICIPAL INCOME FUND

EATON VANCE ASIAN SMALL COMPANIES FUND

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE KENTUCKY MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE MULTI-CAP GROWTH FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE TENNESSEE MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to SAIs dated January 1, 2014

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE BUILD AMERICA BOND FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to SAIs dated February 1, 2014

EATON VANCE BOND FUND

EATON VANCE CURRENCY INCOME ADVANTAGE FUND

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION REAL RETURN FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MUTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND

Supplement to SAIs dated March 1, 2014

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to SAI dated April 1, 2014

EATON VANCE VT FLOATING-RATE INCOME FUND

EATON VANCE VT LARGE-CAP VALUE FUND

Supplement to SAI dated April 15, 2014

EATON VANCE BALANCED FUND

EATON VANCE COMMODITY STRATEGY FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE INVESTMENT GRADE INCOME FUND

EATON VANCE LARGE-CAP CORE RESEARCH FUND

EATON VANCE LARGE-CAP GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to SAIs dated May 1, 2014

1.

The following changes were effective May 29, 2014:

a.

The following is added to the table in “Management and Organization” under “Noninterested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
CYNTHIA E. FROST 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).	182	None
GEORGE J. GORMAN 1952	Trustee	Since 2014	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).	182	Trustee of the Bank of America Money Market Funds Series Trust (since 2011) and of the Ashmore Funds (since 2010).

b.

The following replaces the first paragraph below the tables under “Fund Management.” in “Management and Organization”:

The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eleven Trustees, including ten Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

c.

The following are added as the eleventh and twelfth paragraphs in the paragraphs below the tables under “Fund Management” in “Management and Organization”:

Cynthia E. Frost. Ms. Frost has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 2000 through 2012, Ms. Frost was the Chief Investment Officer of Brown University, where she oversaw the evaluation, selection and monitoring of the third party investment managers who managed the university’s endowment.  From 1995-2000 Ms. Frost was a Portfolio Strategist for Duke Management Company, which oversaw Duke University’s endowment.  Ms. Frost also served in various investment and consulting roles at Cambridge Associates (from 1989-1995), Bain and Company (1987-1989) and BA Investment Management Company (1983-1985), and has additional experience as a member of the investment committee of several non-profit organizations.

George J. Gorman.  Mr. Gorman has served as a member of the Eaton Vance Fund Boards since May 29, 2014.  From 1974 through 2009, Mr. Gorman served in various capacities at Ernst & Young LLP, including as a Senior Partner in the Asset Management Group (from 1988) specializing in managing engagement teams responsible for auditing mutual funds registered with the SEC, hedge funds and private equity funds.  Mr. Gorman also has experience serving as an independent trustee of other mutual fund complexes, including the Bank of America Money Market Funds Series Trust (since 2011), and the Ashmore Funds (since 2010).

d.

The following replaces the first sentence of the paragraph describing the Governance Committee under “Fund Management” in “Management and Organization”:

Messrs. Freedman (Chair), Eston, Gorman, Park, Pearlman and Verni, and Mmes. Frost, Mosley, Peters and Taggart are members of the Governance Committee.

e.

The following replaces the first sentence of the paragraph describing the Contract Review Committee under “Fund Management” in “Management and Organization”:

Messrs. Verni (Chair), Eston, Freedman, Gorman and Park, and Mmes. Frost, Mosley, Peters and Taggart are members of the Contract Review Committee.

f.

The following replaces the first sentence of the paragraph describing the Portfolio Management Committee under “Fund Management” in “Management and Organization”:

Mmes. Peters and Taggart (Co-Chairs), Frost and Mosley and Mr. Freedman are members of the Portfolio Management Committee.

g.

The following replaces the first sentence of the paragraph describing the Compliance Report and Regulatory Matters Committee under “Fund Management” in “Management and Organization”:

Messrs. Pearlman (Chair), Eston and Gorman are members of the Compliance Reports and Regulatory Matters Committee.

2.

In accordance with the Eaton Vance funds Trustee retirement policy, Allen R. Freedman will retire as a Trustee effective July 1, 2014.  On July 1, 2014 Ms. Taggart will become the Chair of the Governance Committee and Ms. Peters will become the sole Chair of the Portfolio Management Committee.

June 13, 2014